Condensed Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2021	SFr 1,794	SFr 431,251	SFr (124)	SFr (200,942)		SFr 231,979
Net income/(loss) for the period				(38,489)		(38,489)
Other comprehensive income/(loss)				7,381	SFr 49	7,430
Total comprehensive loss, net of tax				(31,108)	49	(31,059)
Share-based payments				1,886		1,886
Issuance of shares, net of transaction costs:
Restricted share awards		5		(5)
Exercise of options	2	4				6
Balance, end of period at Jun. 30, 2022	1,796	431,260	(124)	(230,169)	49	202,812
Balance, beginning of period at Dec. 31, 2022	1,797	431,323	(124)	(264,015)	10	168,991
Net income/(loss) for the period				(34,346)		(34,346)
Other comprehensive income/(loss)					(16)	(16)
Total comprehensive loss, net of tax				(34,346)	(16)	(34,362)
Share-based payments				2,701		2,701
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		1,997	14			2,011
Issuance of shares, net of transaction costs:
Restricted share awards	3	388		(395)		(4)
Exercise of options		(9)				(9)
Balance, end of period at Jun. 30, 2023	SFr 1,800	SFr 433,699	SFr (110)	SFr (296,055)	SFr (6)	SFr 139,328